Property, Plant And Equipment - Summary of Property, Plant And Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 8,713
Property, plant and equipment at end of period	10,596	$ 8,713
Investment tax credits, property plant and equipment	214	179
Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	93
Property, plant and equipment at end of period	83	93
Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,310
Property, plant and equipment at end of period	3,323	3,310
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,843
Property, plant and equipment at end of period	3,765	3,843
Computer
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	51
Property, plant and equipment at end of period	48	51
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,416
Property, plant and equipment at end of period	3,377	1,416
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	31,914	30,446
Additions	3,658	1,925
Transfers from construction in progress	0	0
Disposals	(1,169)	(423)
Effects of exchange rate changes	(22)	(34)
Property, plant and equipment at end of period	34,381	31,914
Cost | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	130	104
Additions	0	26
Transfers from construction in progress	1	0
Disposals	(8)	0
Effects of exchange rate changes	(1)	0
Property, plant and equipment at end of period	122	130
Cost | Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,576	7,441
Additions	67	71
Transfers from construction in progress	409	116
Disposals	(182)	(46)
Effects of exchange rate changes	(3)	(6)
Property, plant and equipment at end of period	7,867	7,576
Cost | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	22,350	22,039
Additions	27	33
Transfers from construction in progress	935	677
Disposals	(725)	(371)
Effects of exchange rate changes	(18)	(28)
Property, plant and equipment at end of period	22,569	22,350
Cost | Computer
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	435	411
Additions	0	1
Transfers from construction in progress	21	28
Disposals	(17)	(5)
Effects of exchange rate changes	0	0
Property, plant and equipment at end of period	439	435
Cost | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,423	451
Additions	3,564	1,794
Transfers from construction in progress	(1,366)	(821)
Disposals	(237)	(1)
Effects of exchange rate changes	0	0
Property, plant and equipment at end of period	3,384	1,423
Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(23,201)	(22,220)
Additions	(1,447)	(1,411)
Disposals	858	411
Effects of exchange rate changes	5	19
Property, plant and equipment at end of period	(23,785)	(23,201)
Accumulated Depreciation and Impairment | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(37)	(31)
Additions	(6)	(6)
Disposals	4	0
Effects of exchange rate changes	0	0
Property, plant and equipment at end of period	(39)	(37)
Accumulated Depreciation and Impairment | Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(4,266)	(3,866)
Additions	(443)	(444)
Disposals	164	44
Effects of exchange rate changes	1	0
Property, plant and equipment at end of period	(4,544)	(4,266)
Accumulated Depreciation and Impairment | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(18,507)	(17,952)
Additions	(975)	(936)
Disposals	674	362
Effects of exchange rate changes	4	19
Property, plant and equipment at end of period	(18,804)	(18,507)
Accumulated Depreciation and Impairment | Computer
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(384)	(364)
Additions	(23)	(25)
Disposals	16	5
Effects of exchange rate changes	0	0
Property, plant and equipment at end of period	(391)	(384)
Accumulated Depreciation and Impairment | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(7)	(7)
Additions	0	0
Disposals	0	0
Effects of exchange rate changes	0	0
Property, plant and equipment at end of period	$ (7)	$ (7)